Loans and Advances (Tables)	12 Months Ended
Mar. 31, 2021
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Summary of Loans and Advances
The following tables present loans and advances at March 31, 2021 and 2020.

	At March 31, 2021
	12-month ECL	Lifetime ECL not credit- impaired	Lifetime ECL credit-impaired	Total
	(In millions)
Loans and advances at amortized cost:
Gross loans and advances	¥94,155,246	¥3,498,733	¥1,171,576	¥98,825,555

Adjust: Unearned income, unamortized premiums—net and deferred loan fees—net				(261,330)

Less: Allowance for loan losses	(170,156)	(255,909)	(423,222)	(849,287)

Carrying amount				¥97,714,938

	At March 31, 2020
	12-month ECL	Lifetime ECL not credit- impaired	Lifetime ECL credit-impaired	Total
	(In millions)
Loans and advances at amortized cost:
Gross loans and advances	¥92,997,331	¥1,800,090	¥845,329	¥95,642,750

Adjust: Unearned income, unamortized premiums—net and deferred loan fees—net				(264,527)

Less: Allowance for loan losses	(203,286)	(147,382)	(355,737)	(706,405)

Carrying amount				¥94,671,818